SCHEDULE OF DISAGGREGATION OF REVENUE BY GEOGRAPHICAL CUSTOMER LOCATIONS (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)
Disaggregation of Revenue [Line Items]
Revenue	$ 13,899	$ 18,631	$ 14,764	$ 21,397
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue		11,443	8,975	16,897
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue		7,188	5,789	4,500
SINGAPORE
Disaggregation of Revenue [Line Items]
Revenue		10,134	6,440	5,527
MALAYSIA
Disaggregation of Revenue [Line Items]
Revenue		4,264	4,877	12,289
Other Countries [Member]
Disaggregation of Revenue [Line Items]
Revenue		4,233	3,447	3,581
Cleaning Systems [Member]
Disaggregation of Revenue [Line Items]
Revenue		11,443	8,975	16,945
Cleaning Systems [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue		11,443	8,975	16,897
Cleaning Systems [Member] | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue				48
Cleaning Systems [Member] | SINGAPORE
Disaggregation of Revenue [Line Items]
Revenue		2,946	651	1,075
Cleaning Systems [Member] | MALAYSIA
Disaggregation of Revenue [Line Items]
Revenue		4,264	4,877	12,289
Cleaning Systems [Member] | Other Countries [Member]
Disaggregation of Revenue [Line Items]
Revenue		4,233	3,447	3,581
Dishware Washing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue		7,188	5,789	4,452
Dishware Washing Services [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue
Dishware Washing Services [Member] | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue		7,188	5,789	4,452
Dishware Washing Services [Member] | SINGAPORE
Disaggregation of Revenue [Line Items]
Revenue		7,188	5,789	4,452
Dishware Washing Services [Member] | MALAYSIA
Disaggregation of Revenue [Line Items]
Revenue
Dishware Washing Services [Member] | Other Countries [Member]
Disaggregation of Revenue [Line Items]
Revenue